UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2012

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 85.3%
Alabama - 0.7%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$8,094,975
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	525,735	(a)(b)
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	5,000,000	5,145,400

Total Alabama				13,766,110

Alaska - 0.7%
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,564,185
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,732,900

Total Alaska				13,297,085

Arizona - 1.1%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,309,300
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,410,177
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,353,273

Total Arizona				22,072,750

California - 9.9%
California Health Facilities Financing Authority Revenue:
Adventist Health System	5.000%	3/1/13	2,000,000	2,049,500
Providence Health & Services System	5.000%	10/1/12	1,000,000	1,007,530
Providence Health & Services System	5.250%	10/1/13	500,000	528,605
California Infrastructure & Economic Development Bank Revenue, J. Paul Getty Trust	2.500%	4/1/13	5,000,000	5,075,600	(a)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	16,250,000	17,876,320
California State Economic Recovery, GO	5.000%	7/1/14	10,000,000	10,788,900	(a)
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,450,000	2,556,820
FHA, Methodist Hospital Project	5.500%	2/1/14	2,000,000	2,121,160
Kaiser Permanente	5.000%	5/1/17	11,565,000	13,521,567	(a)
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	20,807,600
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	817,313
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,121,120
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	16,056,801
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,383,317
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,568,070
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,160,169
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,575,705
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	5.000%	2/7/13	4,000,000	4,089,480	(a)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,174,589
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	4,056,747
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,773,975	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,529,045	(c)
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,635,653	(d)
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,694,160	(d)
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,495,423	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/13	$800,000	$832,080
Procter & Gamble Project	5.000%	7/1/14	650,000	697,034
Procter & Gamble Project	5.000%	7/1/15	875,000	967,444
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,137,770
Sacramento, CA, USD, COP, AGM	3.130%	3/1/14	8,455,000	8,476,137	(a)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,247,700
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,376,393
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,162,940
San Francisco, CA, City & County Airports Commission, International Airport Revenue	2.250%	12/4/12	16,500,000	16,605,765	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,814,194
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/12	6,285,000	6,343,325
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,281,530
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,405,300
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,595,578

Total California				202,408,359

Colorado - 1.6%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/8/12	3,250,000	3,291,112	(a)
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,401,660	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,750,000	1,855,962	(a)
Catholic Health Initiatives	5.250%	11/12/13	250,000	265,768	(a)(b)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,498,100	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,879,200	(a)
Denver, CO, City & County, Excise Tax Revenue, AGM	5.000%	9/1/12	2,500,000	2,508,725

Total Colorado				31,700,527

Connecticut - 2.7%
Connecticut State Development Authority, PCR, Connecticut Light & Power Co. Project	1.250%	9/3/13	30,000,000	30,151,800	(a)
Connecticut State, GO	0.680%	4/15/16	4,300,000	4,301,548	(e)
Connecticut State, GO	0.830%	4/15/17	4,000,000	4,007,240	(e)
Connecticut State, HEFA Revenue, Yale University	4.000%	2/7/13	8,400,000	8,566,068	(a)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,283,400	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,862,459	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,862,901	(c)
West Haven, CT, GO:
AGM	3.000%	8/1/15	500,000	513,875
AGM	5.000%	8/1/16	1,095,000	1,213,840

Total Connecticut				54,763,131

District of Columbia - 1.3%
District of Columbia Housing Finance Agency, MFH Revenue, WDC I Limited Partnership Development, LOC-Suntrust Bank	0.550%	12/1/32	4,215,000	4,215,000	(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - continued
District of Columbia Income Tax Secured Revenue	5.000%	12/1/12	$21,295,000	$21,632,526

Total District of Columbia				25,847,526

Florida - 7.9%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,224,820
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,573,991
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,000,000	10,950,700
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	25,917,250
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	681,389
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,199,818
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,132,690
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,265,895	(a)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	22,957,458
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	4,021,325
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,289,140
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,357,850
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	2.000%	7/1/13	4,135,000	4,184,496
Assured Guaranty	3.000%	7/1/14	5,315,000	5,494,169
Assured Guaranty	3.000%	7/1/15	2,120,000	2,253,306
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,792,787
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,864,500	(a)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,302,320
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition	4.000%	4/1/13	1,190,000	1,216,085
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,270,552
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,305,568
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,959,907
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/12	1,465,000	1,474,317
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,425,279
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,126,534
Volusia County, FL, School Board, Sales Tax Revenue, AGM	5.500%	10/1/12	5,465,000	5,500,796

Total Florida				160,742,942

Georgia - 3.1%
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/12	3,365,000	3,394,982
Burke County, GA, Development Authority Revenue, Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,072,750	(a)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,073,350	(a)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,200,000	19,350,912	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/12	2,300,000	2,315,111
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,471,162
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,641,028

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia -continued
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	$2,750,000	$3,314,245

Total Georgia				62,633,540

Hawaii — 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,048,060	(d)
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,460,397	(d)
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	455,800	(d)

Total Hawaii				2,964,257

Illinois — 4.8%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,423,578
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,367,760	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,396,737
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,184,440	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,391,560	(a)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,686,800	(a)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,854,750
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,674,440
Illinois State, GO	5.000%	1/1/15	45,000,000	48,916,800

Total Illinois				96,896,865

Indiana — 3.3%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,182,880
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	11,119,326
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,562,708	(a)
Indiana Health Facility Financing Authority Revenue:
Ascencion Health	5.000%	7/28/16	4,000,000	4,627,080	(a)
Ascension Health	4.000%	6/1/16	21,000,000	23,193,030	(a)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,034,350
Richmond, IN, Hospital Authority Revenue:
Reid Hospital & Health Care Services Inc. Project	4.000%	1/1/13	1,000,000	1,010,860
Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,294,608
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,856,055	(a)

Total Indiana				67,880,897

Iowa — 0.3%
Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System	5.000%	8/15/12	5,500,000	5,508,360	(a)

Kansas — 0.2%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	4,000,000	4,090,720	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky — 0.3%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	$2,035,000	$2,175,395
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,311,442

Total Kentucky				6,486,837

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,817,270
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,568,955
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	747,265

Total Louisiana				4,133,490

Maryland — 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,298,087	(c)

Massachusetts — 2.5%
Lawrence, MA, GO, BAN	1.500%	9/1/12	1,700,000	1,701,564
Massachusetts State HEFA Revenue, Northeastern University	4.000%	10/1/12	1,000,000	1,005,670
Massachusetts State Port Authority Revenue	5.000%	7/1/13	2,500,000	2,595,575	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,371,700	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,385,456	(c)
Massachusetts State, GO	0.400%	2/1/14	21,500,000	21,506,880	(e)
Massachusetts State, GO, Consolidated Loan	0.530%	9/1/14	15,000,000	15,025,950	(e)

Total Massachusetts				51,592,795

Michigan — 5.0%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,406,121
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,257,820
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,874,450
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	25,529,770
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/12	2,225,000	2,236,770
Facilities Program	3.000%	10/15/13	2,430,000	2,501,977
Facilities Program	4.000%	10/15/14	2,915,000	3,106,749
Facilities Program	4.000%	10/15/15	2,030,000	2,214,588
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,990,594
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,462,611
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,122,274
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	12,063,370	(a)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	3,048,934	(c)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	30,125,251	(c)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/13	1,000,000	1,015,560

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	$2,100,000	$2,189,250

Total Michigan				102,146,089

Minnesota - 0.5%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,604,593
Essentia Health Care	5.000%	2/15/15	1,340,000	1,471,615
Northern Municipal Power Agency, MN, Electric System Revenue	5.000%	1/1/13	6,000,000	6,106,920

Total Minnesota				11,183,128

Missouri - 0.1%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	516,355
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	719,446	(a)(c)

Total Missouri				1,235,801

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,532,679

Nevada - 0.1%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,482,754	(f)

New Jersey - 5.8%
Gloucester County, NJ, Improvement Authority, Solid Waste Resource Recovery Revenue, Waste Management Inc. Project	2.625%	12/3/12	5,250,000	5,287,432	(a)
Hudson County, NJ, Improvement Authority Revenue:
BAN	1.500%	8/7/13	7,500,000	7,560,450	(d)
County-GTD Pooled Notes	2.000%	8/17/12	4,500,000	4,502,790
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,290,720
School Facilities	5.000%	9/1/15	3,000,000	3,402,900
School Facilities	5.000%	9/1/16	4,605,000	5,339,175
School Facilities Construction	5.000%	12/15/13	2,000,000	2,124,120
School Facilities Construction	5.000%	12/15/14	2,000,000	2,198,020
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,438,972
Catholic Health East	5.000%	11/15/14	4,710,000	5,077,474
New Jersey State EDA Revenue	5.000%	6/15/13	3,000,000	3,117,660
New Jersey State EDA Revenue	5.000%	6/15/14	4,000,000	4,288,160
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,630,850
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,863,580
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,162,530
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,527,250
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	4,980,055
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	5,012,415
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,325,900
New Jersey State Turnpike Authority Revenue	0.880%	12/22/14	32,500,000	32,617,000	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	$650,000	$712,764
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	861,072

Total New Jersey				118,321,289

New Mexico - 0.3%
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,073,880	(a)(c)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	5.000%	8/1/12	2,000,000	2,000,000

Total New Mexico				6,073,880

New York - 9.2%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,603,075
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,574,776
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	959,540
YMCA of Greater New York Project	5.000%	8/1/17	660,000	767,303
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	774,267
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,278,150	(a)
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,417,280
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	4,000,000	4,235,920
Future Tax Secured	5.000%	11/1/14	20,935,000	23,109,309
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/13	2,470,000	2,523,402	(f)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,198,870
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,175,240	(a)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,190,256
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project	1.450%	11/1/12	18,000,000	18,042,480	(a)(c)
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,365,400
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey	2.500%	1/2/13	4,000,000	4,027,840	(a)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	36,948,450
New York, NY, GO	5.000%	9/1/12	2,500,000	2,509,400
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	4,800,000	4,845,600
Triborough Bridge & Tunnel Authority, NY, Revenue	4.000%	11/15/12	27,500,000	27,797,275	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	21,829,800	(a)

Total New York				188,173,633

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,137,010	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.1%
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	$2,650,000	$2,878,430	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,242,900	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,918,990	(a)
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,272,790
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,549,679
Ohio State University, General Receipts	5.000%	12/1/14	7,000,000	7,728,070

Total Ohio				42,590,859

Oklahoma - 0.2%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,730,400
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,712,265

Total Oklahoma				3,442,665

Oregon - 0.6%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,358,050	(a)
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,153,900
Oregon State Facilities Authority Revenue:
Legacy Health System	5.000%	3/15/13	1,000,000	1,028,240
Legacy Health System	5.000%	3/15/14	750,000	798,360
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,141,460
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,172,520

Total Oregon				11,652,530

Pennsylvania - 5.4%
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,201,802
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,369,600	(a)
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,074,060
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,876,605
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	26,408,217	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	10,414,500
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	553,195	(c)
Amtrak Project	5.000%	11/1/16	325,000	367,305	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,205,370	(c)
Amtrak Project	3.000%	11/1/18	750,000	783,473	(c)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,219,984
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,053,900
Temple University Health System	5.000%	7/1/16	1,000,000	1,062,250

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Temple University Health System	5.000%	7/1/17	$1,000,000	$1,065,720
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,831,200
Pittsburgh, PA, Water & Sewer Authority System Revenue, Assured Guaranty	2.625%	9/1/12	4,750,000	4,753,325	(a)
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,260,952
Catholic Health East	4.000%	11/15/14	4,330,000	4,615,347
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,600,095
AGM	5.000%	11/1/17	4,875,000	5,732,318
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	2,938,572	(a)

Total Pennsylvania				110,387,790

Puerto Rico - 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project	3.000%	4/1/13	1,250,000	1,264,425
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/14	1,000,000	1,036,830
Ana G. Mendez University System Project	5.000%	4/1/15	3,060,000	3,281,850

Total Puerto Rico				5,583,105

South Carolina - 1.0%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,177,560
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	9,326,080
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,559,680

Total South Carolina				21,063,320

Tennessee - 2.0%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	28,574,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,517,740
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,514,300

Total Tennessee				40,606,290

Texas - 7.6%
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/12	2,000,000	2,018,220
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,228,160
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,730,825
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,720,200
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,550,000	26,065,854	(a)
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,132,450
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,178,800	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	531,735
Harris County, TX, Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Toll Road	1.000%	8/15/15	$3,715,000	$3,715,000	(d)(e)(h)
Toll Road	0.800%	8/15/16	10,000,000	10,000,000	(a)(d)(h)
Toll Road	1.000%	8/15/16	1,600,000	1,600,000	(d)(e)(h)
Toll Road	1.000%	8/15/17	5,500,000	5,500,000	(d)(e)(h)
Toll Road	1.000%	8/15/18	4,500,000	4,500,000	(d)(e)(h)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,890,654	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,620,100	(c)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	4,129,308	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,195,460	(c)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,631,499	(c)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	10,679,123
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	119,167	(f)
North Texas Tollway Authority Revenue	5.000%	1/1/13	1,000,000	1,019,670	(a)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	8,945,000	9,899,521
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	22,966,800

Total Texas				154,072,546

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/13	3,250,000	3,384,615
Senior Lien	5.000%	10/1/14	3,000,000	3,196,590
Subordinated Lien	5.000%	10/1/13	3,765,000	3,914,282
Subordinated Lien	5.000%	10/1/14	3,250,000	3,455,855

Total U.S. Virgin Islands				13,951,342

Utah - 0.5%
Utah State, GO	4.000%	7/1/13	10,000,000	10,347,600

Virginia - 1.5%
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	16,381,950
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,327,400	(a)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,664,815	(a)

Total Virginia				30,374,165

Washington - 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,473,100	(c)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,053,300
PeaceHealth	5.000%	11/1/14	1,550,000	1,688,694

Total Washington				9,215,094

West Virginia - 0.3%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,000,000	(a)(c)

Wisconsin - 0.5%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/12	1,000,000	1,014,780	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	866,703	(c)
Wisconsin HEFA, Health Care Facilities Revenue:
Luther Hospital	5.000%	11/15/12	1,750,000	1,771,700
Luther Hospital	4.000%	11/15/13	1,075,000	1,118,677

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsion - continued
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	$3,750,000	$4,058,550
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,727,580

Total Wisconsin				10,557,990

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,691,410,989)				1,735,215,837

SHORT-TERM INVESTMENTS - 16.5%
Colorado - 0.1%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond, LOC-Bank of America N.A.	0.250%	2/1/38	2,000,000	2,000,000	(i)(j)

Florida - 1.3%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, LOC-SunTrust Bank	0.500%	11/15/35	18,900,000	18,900,000	(i)(j)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.500%	9/1/26	1,400,000	1,400,000	(i)(j)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.500%	12/1/23	5,300,000	5,300,000	(g)(i)(j)

Total Florida				25,600,000

Georgia - 0.5%
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.550%	9/1/29	5,890,000	5,890,000	(i)(j)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.550%	2/1/29	3,700,000	3,700,000	(c)(i)(j)

Total Georgia				9,590,000

Illinois - 0.3%
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.550%	6/1/24	2,185,000	2,185,000	(c)(i)(j)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.650%	7/1/18	2,000,000	2,000,000	(c)(i)(j)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.650%	12/1/28	1,735,000	1,735,000	(c)(i)(j)

Total Illinois				5,920,000

Indiana - 0.1%
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.550%	12/1/27	3,200,000	3,200,000	(c)(i)(j)

Iowa - 0.1%
Iowa Finance Authority, IDR, PowerFilm Inc. Project, LOC-Bank of America N.A.	0.550%	6/1/28	1,685,000	1,685,000	(c)(i)(j)

Massachusetts - 0.3%
Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of America	0.350%	1/1/35	5,800,000	5,800,000	(i)(j)

Michigan - 0.2%
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.550%	12/1/27	3,305,000	3,305,000	(c)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.0%
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.550%	11/1/25	$540,000	$540,000	(c)(i)(j)

New Hampshire - 0.7%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	1.400%	11/1/20	14,000,000	14,000,000	(c)(i)(j)

New York - 9.5%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.270%	11/1/26	1,000,000	1,000,000	(i)(j)
LIQ-Dexia Credit Local	0.310%	4/1/35	23,200,000	23,200,000	(i)(j)
LOC-Dexia Credit Local	0.270%	1/1/36	20,545,000	20,545,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.270%	6/15/32	24,700,000	24,700,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
SPA-Dexia Credit Local	0.270%	6/15/33	53,010,000	53,010,000	(i)(j)
SPA-Dexia Credit Local	0.270%	6/15/33	25,000	25,000	(i)(j)
New York City, NY, TFA:
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.270%	11/1/22	5,200,000	5,200,000	(i)(j)
Subordinated, LIQ-Dexia Credit Local	0.290%	11/1/22	43,050,000	43,050,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.290%	8/1/31	23,740,000	23,740,000	(i)(j)

Total New York				194,470,000

Pennsylvania - 1.7%
Delaware County Authority, PA, White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.230%	7/1/36	1,600,000	1,600,000	(i)(j)
Pennsylvania State Turnpike Commission Revenue, AGM, SPA-JPMorgan Chase	0.310%	7/15/41	16,200,000	16,200,000	(i)(j)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.470%	11/1/38	6,900,000	6,900,000	(i)(j)
Pittsburgh, PA, Water & Sewer Authority System Revenue, AGM, SPA-PNC Bank N.A.	0.380%	9/1/40	11,000,000	11,000,000	(i)(j)

Total Pennsylvania				35,700,000

Texas - 1.7%
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.500%	1/1/17	5,100,000	5,100,000	(i)(j)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.700%	4/1/26	30,000,000	30,000,000	(i)(j)

Total Texas				35,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $336,910,000)				336,910,000

TOTAL INVESTMENTS - 101.8% (Cost - $2,028,320,989#)				2,072,125,837
Liabilities in Excess of Other Assets - (1.8)%				(37,424,559)

TOTAL NET ASSETS - 100.0%				$2,034,701,278

(a)	Maturity date shown represents the mandatory tender date.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2012

Summary of Investments by Industry*

Industrial Revenue	13.4%
Transportation	13.2
Health Care	9.5
Special Tax Obligation	7.9
Education	7.5
Power	7.0
State General Obligation	5.1
Other	4.9
Water & Sewer	4.3
Leasing	4.0
Solid Waste/Resource Recovery	3.6
Local General Obligation	2.9
Pre-Refunded/Escrowed to Maturity	0.3
Housing	0.1
Short-Term Investments	16.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July, 31, 2012 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	6.1%
AA/Aa	35.2
A	34.3
BBB/Baa	7.0
BB/Ba	0.4
A-1/VMIG 1	16.3
NR	0.7

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (formerly known as Legg Mason Western Asset Short Duration Municipal Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,735,215,837	—	$1,735,215,837
Short-term investments†	—	336,910,000	—	336,910,000

Total investments	—	$2,072,125,837	—	$2,072,125,837

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,418,019
Gross unrealized depreciation	(613,171)

Net unrealized appreciation	$43,804,848

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012